PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 3,558	$ 2,619
Less: accumulated depreciation	(2,154)	(1,637)
Total property and equipment, net	1,404	982
Depreciation and amortization	517	416	$ 302
Computers [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	956	658
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	304	151
Molds [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,729	1,527
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 569	$ 283